Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 3,624	$ 3,624	$ 617
Charges to income tax expense	0	0	3,007
Settlement of uncertainty	(551)
Ending Balance	$ 3,073	$ 3,624	$ 3,624